Note 55 - Other Information - Interest Income Breakdown By Geographical Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	€ 29,831	€ 29,296	€ 27,708
Domestic Geography | Total [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	4,952	5,093	5,962
Foreign Geography | European Union [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	509	422	291
Foreign Geography | BBVA Eurozone [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	391	239	291
Foreign Geography | No Eurozone [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	117	183	0
Foreign Geography | Total [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	24,879	24,203	21,745
Foreign Geography | Rest of countries BBVA S A [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	24,370	23,781	21,455
Total Domestic Foreign [Member] | Total [Member]
Interest Income Breakdown By Geographical Area
Interest Income (Income Statement)	€ 29,831	€ 29,296	€ 27,708